Warrant Liability - Schedule of Key Inputs into the Black-Scholes Model (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 09, 2022
Share Price [Member] | USD
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	3.76	0.91	10.47
Share Price [Member] | RMB
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	27.03	6.45
Risk-free interest rate [Member] | USD
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	4.26	3.95	3.8
Risk-free interest rate [Member] | RMB
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	4.26	3.95
Volatility [Member] | USD
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	59.5	5.7	5.7
Volatility [Member] | RMB
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	59.5	5.7
Exercise price [Member] | USD
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	2,300	11.5	11.5
Exercise price [Member] | RMB
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	16,533.32	81.45
Warrant life (yr) [Member] | USD
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	2.92	3.92	4.97
Warrant life (yr) [Member] | RMB
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	2.92	3.92